Appendix 2 Additional Information Oficio Circular (Official Bulletin) No. 715 of February 3, 2012 - Summary of Provisions and Write-offs Portfolio (Detail) - CLP ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Provisions And Writeoffs For Portfolio [Line Items]
Provisions and Write-offs	$ 10,047,000	$ 4,783,072
Non-renegotiated Portfolio [Member]
Provisions And Writeoffs For Portfolio [Line Items]
Provisions and Write-offs	4,403,135	2,318,330
Renegotiated Portfolio [Member]
Provisions And Writeoffs For Portfolio [Line Items]
Provisions and Write-offs	$ 5,643,865	2,461,643
Recoveries [Member]
Provisions And Writeoffs For Portfolio [Line Items]
Provisions and Write-offs		$ 3,099